Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2022	2021
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$313,630	$338,726
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	192,021	222,133
$55 million revolving credit facility with DNB		55,000	—
Hilda loan facility	Hilda Knutsen	66,154	72,308
Torill loan facility	Torill Knutsen	—	75,000
$172.5 million loan facility	Dan Cisne, Dan Sabia	31,739	45,340
Tove loan facility	Tove Knutsen	77,516	81,883
Synnøve loan facility	Synnøve Knutsen	85,292	—
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	84,247	89,206
Torill Sale & Leaseback	Torill Knutsen	107,048	—
Total long-term debt		$1,062,647	$974,596
Less: current installments		371,906	90,956
Less: unamortized deferred loan issuance costs		2,119	2,378
Current portion of long-term debt		369,787	88,578
Amounts due after one year		690,741	883,640
Less: unamortized deferred loan issuance costs		4,140	5,092
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$686,601	$878,548

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $1,062.6 million as of December 31, 2022 is repayable as follows :

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2023	$13,161	$77,839	$280,906	$371,906
2024	13,804	41,179	63,393	118,376
2025	14,399	33,109	136,583	184,091
2026	15,060	18,822	219,521	253,403
2027 and thereafter	134,871	—	—	134,871
Total	$191,295	$170,949	$700,403	$1,062,647